Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 541,632,120	₩ 496,813,306
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	12,088,980	11,810,058
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	3,682,258	5,222,897
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	372,023,918	338,580,220
Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	56,912,374	49,827,156
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	67,430,188	62,760,687
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	29,494,402	28,612,288
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	6,449,373	7,040,023
Financial instruments at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	2,939,584	2,025,951
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	3,509,789	5,014,072
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	9,149,396	9,784,107
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	9,149,396	9,784,107
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	525,860,882	479,780,351
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	372,023,918	338,580,220
Financial instruments at amortized cost | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	56,912,374	49,827,156
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	67,430,188	62,760,687
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	29,494,402	28,612,288
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	172,469	208,825
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 172,469	₩ 208,825